November 17, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Highland Funds I (File Nos. 333-132400 and 811-21866) Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of Highland Funds I (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 95 and, under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 98 to the Registrant’s Registration Statement on Form N-1A (the “Filing”).

The Filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purposes of removing the non-fundamental policy of the NexPoint Event Driven Fund (formerly, the Highland Healthcare Opportunities Fund) (the “Fund”) requiring the Fund to invest at least 80% of the value of its total assets in securities of healthcare companies (the “80% Policy”) and to make certain other changes. The Fund’s shareholders received the required 60-days prior written notice of this change to the 80% Policy via a supplement to the Fund’s prospectus and statement of additional information dated October 15, 2021 (SEC Accession No. 0001193125-21-299924).

The Filing contains (i) the facing page, (ii) the Fund’s prospectus, (iii) the Fund’s statement of additional information, (iv) Part C, (v) the signature page, and (vi) exhibits for the Registrant. As has been designated on the facing sheet, it is intended that this Filing become effective 60 days after filing pursuant to Rule 485(a) under the Securities Act.

If you have any questions regarding the Filing, please contact the undersigned at 917.522.6080 or Mr. Cal Gilmartin of K&L Gates LLP, the Fund’s counsel, at 617.951.9103.

Very truly yours,

/s/ Eric Griffith
Eric Griffith